Financial instruments and risk management - Schedule of average monthly net borrowings and effective interest rate (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	$ 21,017	$ 19,582	$ 17,107
Effective interest rate	4.30%	3.90%	2.70%
Weighted average
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	$ 21,034	$ 18,362	$ 16,883